Derivative Liability and Fair Value Measurements (Compute The Fair Value Of Warrants Issued) (Detail) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	9 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 03, 2014	Sep. 30, 2014	Dec. 31, 2013	Mar. 21, 2013	Jun. 03, 2014 Embedded Conversion Option [Member]	Sep. 30, 2014 Embedded Conversion Option [Member]	Mar. 21, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Mar. 21, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member]
Assumptions for Pricing Model:
Risk-free interest rate			1.75%				0.77%		1.41%
Expected term in years					3 years	2 years 8 months 1 day	4 years 7 months 13 days	4 years 2 months 12 days	5 years	4 years 7 months 6 days
Volatility range for years 1 to 5			56.00%		57.00%	81.00%	61.00%		110.00%
Value of warrants issued:
Fair value of warrants		$ 8,092,045	$ 12,035,816	$ 9,067,283
Fair value of debt embedded conversion price adjustment option	$ 1,938,988	$ 1,828,762